Risk management - Schedule of encumbrance of collateral received (Details) - Encumbered assets - Off-balance-sheet assets - Liquidity risk € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	€ 138,800.0
Fair value of collateral received or own debt securities issued available for encumbrance	51,300.0
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	1,100.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Equity instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	5,500.0
Fair value of collateral received or own debt securities issued available for encumbrance	8,700.0
Debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	132,200.0
Fair value of collateral received or own debt securities issued available for encumbrance	42,500.0
Other collateral received
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	100.0
Own debt securities issued other than own covered bonds or ABSs
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Fair value of encumbered collateral received or own debt securities issued	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	€ 1,900.0